Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 27, 2014		Jun. 28, 2014		Mar. 29, 2014		Dec. 28, 2013		Sep. 28, 2013		Jun. 29, 2013		Mar. 30, 2013		Dec. 29, 2012		Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Numerator:
Net income	$ 8,467		$ 7,748		$ 10,223		$ 13,072		$ 7,512		$ 6,900		$ 9,547		$ 13,078		$ 39,510	$ 37,037	$ 41,733
Denominator:
Weighted-average shares outstanding																	6,085,572	6,477,320	6,543,726
Effect of dilutive securities																	37,091	44,314	73,757
Weighted-average diluted shares																	6,122,663	6,521,634	6,617,483
Basic earnings per share	$ 1.43	[1]	$ 1.29	[1]	$ 1.67	[1]	$ 2.08	[1]	$ 1.19	[1]	$ 1.07	[1]	$ 1.45	[1]	$ 1.99	[1]	$ 6.49	$ 5.72	$ 6.38
Diluted earnings per share	$ 1.42	[1]	$ 1.28	[1]	$ 1.66	[1]	$ 2.07	[1]	$ 1.18	[1]	$ 1.07	[1]	$ 1.44	[1]	$ 1.97	[1]	$ 6.45	$ 5.68	$ 6.31

[1]	Basic and diluted earnings per share are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share.